NATIONAL LIFE INSURANCE COMPANY

NATIONAL VARIABLE ANNUITY ACCOUNT II

Supplement dated June 2, 2026

to the Prospectus dated April 30, 2026

for the Sentinel Advantage Variable Annuity 5 Contract

Name Change of American Funds Insurance Series Global Small Capitalization Fund (Class 4)

Effective May 1, 2026, the American Funds Insurance Series Global Small Capitalization Fund (Class 4) was renamed the American Funds Insurance Series SMALLCAP World Fund (Class 4).

All references in the prospectus to the American Funds Insurance Series Small Capitalization Fund (Class 4) should be read as references to the American Funds Insurance Series SMALLCAP World Fund (Class 4).

If there are questions regarding this change, please contact National Life Insurance Company at 1-800-732-8939.

THIS SUPPLEMENT SHOULD BE READ CAREFULLY TOGETHER WITH THE APPLICABLE PROSPECTUS, AND BOTH DOCUMENTS SHOULD BE RETAINED FOR FUTURE REFERENCE.

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